Public Offering Warrants (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	May 29, 2018	May 24, 2018	Jun. 30, 2018
Share-Based Payment (Textual)
Public offering warrants		$ 612,223
Shares of warrants issued and outstanding			283,192
Gear Capital Partners Limited [Member] | Private Placement [Member]
Share-Based Payment (Textual)
CLPS completed private placement of warrants		93,030
Purchase shares per share		$ 4.20
Warrants term and exercisable, description		The warrants carry a term of five years expiring on May 22, 2023 and shall not be exercisable for a period of 180 days from May 23, 2018.
Ascent Investor Relations LLC. [Member] | Private Placement [Member]
Share-Based Payment (Textual)
CLPS completed private placement of warrants		107,000
Purchase shares per share		$ 4.20
Warrants term and exercisable, description		The warrants carry a term of five years expiring on May 22, 2023 and shall not be exercisable for a period of 180 days from May 23, 2018.
Holders [Member] | Private Placement [Member]
Share-Based Payment (Textual)
CLPS completed private placement of warrants	83,162
Purchase shares per share	$ 6.30
Warrants term and exercisable, description	The warrants carry a term of five years expiring on May 22, 2023 and shall not be exercisable for a period of 180 days from May 23, 2018.